Summary Of Significant Accounting Policies (Amortization Expense Related To Acquired Definite-Lived Intangible Assets) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	May 25, 2014	May 26, 2013	May 27, 2012
Accounting Policies [Abstract]
Restaurant expense - below-market leases	$ 1.8	$ 1.8	$ 1.8
Restaurant expense - above-market leases	$ (1.4)	$ (1.2)	$ (0.5)